Loans and Borrowings - Narrative (Details) $ in Millions		12 Months Ended
	Feb. 17, 2026 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Aug. 25, 2022 loan
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 4.7	$ 4.9
Subsidiary | Shareholder loan | Bevo
Disclosure of detailed information about borrowings [line items]
Cash payment to settle loan	$ 5.5
Credit Agreement
Disclosure of detailed information about borrowings [line items]
Number of loans | loan					2
Creditor Agreement | Bevo
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 5.0
Bevo
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired					50.10%